PROPERTY, PLANT AND EQUIPMENT - Additional information on leases and depreciation rates (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		R$ 45,898,185	R$ 44,408,491
Additions	[1]	10,501,755	10,147,131
Subletting		(36,800)	1,665
Balance at end of the period		46,318,147	45,898,185
Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		166,089,423
Balance at end of the period		175,007,967	166,089,423
Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(120,191,238)
Balance at end of the period		(128,689,820)	(120,191,238)
Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		14,282,867	13,801,906
Additions	[1]	4,540,935	3,208,050
Subletting		(36,800)	1,665
Balance at end of the period		14,929,179	14,282,867
Infrastructure | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		38,168,495
Balance at end of the period		42,700,577	38,168,495
Infrastructure | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(23,885,628)
Balance at end of the period		(27,771,398)	(23,885,628)
Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		22,314,978	22,661,180
Additions	[1]	166,766	74,814
Subletting		0	0
Balance at end of the period		23,266,868	22,314,978
Switching and transmission equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		85,373,094
Balance at end of the period		88,601,631	85,373,094
Switching and transmission equipment | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(63,058,116)
Balance at end of the period		(65,334,763)	(63,058,116)
Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		632,082	649,604
Additions	[1]	75,836	191,469
Subletting		0	0
Balance at end of the period		512,930	632,082
Other property, plant and equipment [member] | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		5,770,136
Balance at end of the period		5,836,449	5,770,136
Other property, plant and equipment [member] | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(5,138,054)
Balance at end of the period		(5,323,519)	(5,138,054)
Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		11,408,641	10,752,785
Additions		4,401,838	3,229,338
Subletting		(36,800)	1,665
Depreciation		(3,353,344)	(3,049,570)
Business combinations			526,515
Cancellation of contracts		(340,218)	(52,092)
Balance at end of the period		12,080,117	11,408,641
Changes in leases, after the adoption of IFRS 16 | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		21,521,872
Balance at end of the period		25,695,483	21,521,872
Changes in leases, after the adoption of IFRS 16 | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(10,113,231)
Balance at end of the period		(13,615,366)	(10,113,231)
Changes in leases, after the adoption of IFRS 16 | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		11,082,417	10,461,558
Additions		4,442,927	3,118,054
Subletting		(36,800)	1,665
Depreciation		(3,290,201)	(2,973,283)
Business combinations			526,515
Cancellation of contracts		(335,351)
Balance at end of the period		11,862,992	11,082,417
Changes in leases, after the adoption of IFRS 16 | Infrastructure | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		20,946,410
Balance at end of the period		25,166,150	20,946,410
Changes in leases, after the adoption of IFRS 16 | Infrastructure | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(9,863,993)
Balance at end of the period		(13,303,158)	(9,863,993)
Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		245,216	280,912
Additions		20,134	39,688
Subletting		0	0
Depreciation		(61,831)	(75,384)
Business combinations			0
Cancellation of contracts		0	0
Balance at end of the period		203,519	245,216
Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		375,767
Balance at end of the period		395,901	375,767
Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(130,551)
Balance at end of the period		(192,382)	(130,551)
Changes in leases, after the adoption of IFRS 16 | Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		81,008	10,315
Additions		(61,223)	71,596
Subletting		0	0
Depreciation		(1,312)	(903)
Business combinations			0
Cancellation of contracts		(4,867)	0
Balance at end of the period		13,606	81,008
Changes in leases, after the adoption of IFRS 16 | Other property, plant and equipment [member] | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		199,695
Balance at end of the period		133,432	199,695
Changes in leases, after the adoption of IFRS 16 | Other property, plant and equipment [member] | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(118,687)
Balance at end of the period		R$ (119,826)	R$ (118,687)
Minimum | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)		2.50%	2.50%
Minimum | Changes in leases, after the adoption of IFRS 16 | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)		2.36%	2.36%
Minimum | Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)		10.00%	10.00%
Minimum | Changes in leases, after the adoption of IFRS 16 | Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)		26.09%	26.09%
Maximum | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)		20.00%	20.00%
Maximum | Changes in leases, after the adoption of IFRS 16 | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)		92.31%	92.31%
Maximum | Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)		66.67%	66.67%
Maximum | Changes in leases, after the adoption of IFRS 16 | Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)		40.00%	40.00%

[1]	Additions from property, plant and equipment mainly refers to: (i) in 2023: investments mainly concentrated in networks, which included 4G and 5G mobile access, transmission backhaul, backbone and network and FTTH customers. The investments helped sustain our commercial and revenue growth, whilst maintaining the quality of services provided and were also designed to prepare us for medium-term growth.; (ii) in 2022: expansion of the fiber network, maintenance and expansion of the 4G mobile network and launch of the 5G mobile network in Brazilian capitals, in addition to investments to integrate Oi Móvel customers.